Notes relating to the consolidated statement of financial position (Tables)	12 Months Ended
Dec. 31, 2017
Notes relating to the consolidated statement of financial position
Schedule of Intangible assets

(in thousands of €)
Opening balance as on January 1, 2015
Cost	€67
Accumulated amortization	(60)
Book value at the beginning of the year	7
Movements
Additions	5
Amortization	(5)
Balance as on December 31, 2015
Cost	72
Accumulated amortization	(65)
Book value at year end	7
Movements
Additions	21
Amortization	(11)
Balance as on December 31, 2016
Cost	93
Accumulated amortization	(76)
Book value at year end	17
Movements
Additions	6
Amortization	(10)
Balance as on December 31, 2017
Cost	99
Accumulated amortization	(86)
Book value at year end	€13

Schedule of Property, plant and equipment

		Office and lab
(in thousands of €)	IT equipment	equipment	Total
Opening balance as on January 1, 2015
Cost	€63	€935	€998
Accumulated depreciation	(48)	(784)	(832)
Book value at the beginning of the year	15	151	166
Movements
Additions	30	244	274
Depreciation	(18)	(173)	(191)
Closing balance as on December 31, 2015
Cost	93	1,179	1,272
Accumulated depreciation	(66)	(957)	(1,023)
Book value at year end	27	222	249
Movements
Additions	115	725	840
Depreciation	(38)	(285)	(323)
Closing balance as on December 31, 2016
Cost	208	1,904	2,112
Accumulated depreciation	(104)	(1,242)	(1,346)
Book value at year end	104	662	766
Movements
Additions	25	321	346
Cost of disposals	—	(69)	(69)
Depreciation	(53)	(372)	(425)
Accumulated depreciation on disposals	—	58	58
Closing balance as on December 31, 2017
Cost	233	2,156	2,389
Accumulated depreciation	(157)	(1,556)	(1,713)
Book value at year end	€76	€600	€676

Schedule of Research and development incentive receivables

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Research and development incentive receivables—current	€158	€163	€—
Research and development incentive receivables—non-current	3,033	2,046	1,568
	€3,191	€2,209	€1,568

Schedule of Restricted cash

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Non‑current restricted cash
Rental guarantees	€256	€244	€—
Escrow account > 1 year	—	905	—
Total non‑current	€256	€1,149	€—
Current restricted cash
Escrow account < 1 year	1,692	786	—
Total restricted cash	€1,948	€1,935	€—

Schedule of Trade and other receivables

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
VAT receivable	€317	€278	€175
Trade receivables	845	1,118	719
Other receivables	750	—	—
Interest receivable	—	6	17
VLAIO grant receivable	930	568	445
	€2,842	€1,970	€1,356

Schedule of Cash and cash equivalents

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Cash equivalents	€25,000	€54,500	€11,006
Cash and bank balances	165,867	35,397	24,508
	€190,867	€89,897	€35,514

Schedule of Shareholders’ capital

Number of shares outstanding on January 1,2015	15,705,112
Exercise of Options on September 1,2015	97,655
Number of shares outstanding on December 31,2015	15,802,767
Private placement (Federated Investment) on January 20, 2016	1,480,420
Exercise of Options on February 15, 2016	2,200
Exercise of Options on March 16, 2016	10,000
Exercise of Options on April 21, 2016	10,000
Exercise of Options on May 27 , 2016	33,092
Private placement (Sunflower) on June 1, 2016	2,703,000
Exercise of Options on September 26, 2016	70,000
Exercise of Options on October 17, 2016	15,000
Number of shares outstanding on December 31, 2016	20,126,479
U.S. initial public offering on Nasdaq on May 17, 2017	5,865,000
Over-allotment option exercised by underwriters on May 19, 2017	879,750
Exercise of Options on August 24, 2017	5,000
Exercise of Options on September 1, 2017	15,000
Exercise of Options on October 2, 2017	1,400
Exercise of Options on November 7, 2017	950
Exercise of Options on November 14, 2017	4,260
Exercise of Options on November 15, 2017	40,750
Exercise of Options on November 21, 2017	53,092
Exercise of Options on November 22, 2017	7,730
Exercise of Options on December 4, 2017	65,380
U.S. second public offering on Nasdaq on December 13, 2017	4,440,000
Over-allotment option exercised by underwriters on December 14, 2017	666,000
Exercise of Options on December 18, 2017	9,850
Number of shares outstanding on December 31,2017	32,180,641

Schedule of Share‑based payment arrangements

	Exercise price	Outstanding
	per stock	stock options on
	options	December 31,
Expiry date	(in €)	2017	2016	2015
2019	€3.95	—	—	103,370
2020	3.95	36,960	112,738	62,460
2021	3.95	2,850	3,800	3,800
2022	2.44	—	—	686,732
2023	3.95	—	—	55,747
2024	2.44	314,593	360,787	—
2024	2.44	135,890	169,926	—
2024	3.95	15,692	55,746	—
2024	7.17	516,100	522,500	537,917
2024	2.44	83,820	83,820	—
2025	11.44	39,000	39,000	56,500
2025	10.34	3,000	3,000	3,000
2025	9.47	235,514	235,733	243,400
2026	11.38	60,000	60,000	—
2026	11.47	282,310	283,360	—
2026	14.13	362,126	363,226	—
2027	18.41	120,536	—	—
2027	€21.17	653,825	—	—
		2,862,216	2,293,636	1,752,926

Schedule of number and weighted average exercise prices of share options roll forward

	2017		2016		2015
	Number of	Weighted average	Number of	Weighted average	Number of	Weighted average
	stock options	exercise price	stock options	exercise price	stock options	exercise price
Outstanding at January 1	2,293,636	€7.72	1,752,926	€5.37	1,595,015	€4.39
Granted	774,361	20.74	712,176	12.82	302,900	9.84
Exercised	(203,412)	3.46	(140,292)	3.52	(97,656)	2.44
Forfeited	(2,369)	12.52	(31,174)	10.90	(47,333)	7.17
Outstanding at December 31,	2,862,216	11.54	2,293,636	7.72	1,752,926	5.37
Exercisable at December 31,	1,598,829	€6.80	1,257,091	€4.68	1,366,703	€4.41

Schedule of weighted average remaining contractual life for each range of exercise price:

		Weighted average
		remaining
	Outstanding on	contractual life
Exercise price (in €)	December 31,2017	(in years)
2.44–3.95	589,805	5.81
7.17–9.47	751,614	7.28
10.33–14.13	746,436	8.62
18.41–21.17	774,361	9.88

Schedule of parameters used in relation to the new grants

Below is an overview of the parameters used in relation to the grants during 2017:

Stock options granted in	June 2017	Dec 2017
Number of options granted	120,536	653,825
Average fair value of options (in EUR)	€7.90	€37.10
Share price (in EUR)	€17.76	€53.50
Exercise price (in EUR)	€18.41	€21.17
Expected volatility	36.6%	36.1%
Average expected option life (in years)	10	10
Risk‑free interest rate	0.61%	0.53%
Expected dividends	—%	—%

Below is an overview of the parameters used in relation to the grants during 2016:

Stock options granted in	May 2016	June 2016	Dec 2016
Number of options granted	288,950	60,000	363,226
Average fair value of options (in EUR)	€5.32	€5.46	€7.25
Share price (in EUR)	€11.10	€11.36	€14.96
Exercise price (in EUR)	€11.47	€11.38	€14.13
Expected volatility	40.2%	39.6%	38.0%
Average expected option life (in years)	10	10	10
Risk‑free interest rate	0.52%	0.46%	0.67%
Expected dividends	—%	—%	—%

Below in an overview of the parameter used in relation to the grants during 2015:

Stock options granted in	June 2015	Sept 2015	Dec 2015
Number of options granted	56,500	3,000	243,400
Average fair value of options (in EUR)	€7.79	€6.79	€6.25
Share price (in EUR)	€11.58	€10.24	€9.85
Exercise price (in EUR)	€11.44	€10.34	€9.47
Expected volatility	59%	59%	58%
Average expected option life (in years)	10	10	10
Risk‑free interest rate	1.21%	1.08%	0.98%
Expected dividends	—%	—%	—%

Schedule of Defined benefit plans

(in thousands of €)	2017	2016	2015
Defined benefit obligation	€1,007	€670	€486
Fair value of plan assets	982	669	486
Deficit / surplus (−) of funded obligations	25	1	—
Net liability (asset)	€25	€1	€—

Schedule of movement in the defined benefit obligation, plan assets, net liability and asset

(in thousands of €)	2017	2016
Defined benefit obligation at 1 January	€670	€486
Service cost	352	113
Interest expense / income (−)	11	6
Contributions by plan participants	(148)	(64)
Actuarial gains (-) / losses (+)	124	131
Benefits paid / transfers out	(2)	(2)
Defined benefit obligation at 31 December	€1,007	€670

(in thousands of €)	2017	2016
Fair value of plan assets at 1 January	€669	€486
Interest expense / income (−)	10	7
Administrative costs & taxes	(46)	(19)
Contributions by company & participants	423	176
Contributions by plan participants	(148)	(64)
Actuarial gains (+) / losses (-)	76	85
Benefits paid / transfers out	(2)	(2)
Fair value of plan assets at 31 December	€982	€669

Schedule of Actuarial assumption

Actuarial assumption	2017	2016
Discount rate	1.3%	1.3%

Schedule of Sensitivity analyses

Sensitivity analysis	Change in	Impact on defined‑
(in thousands of €)	assumption	benefit obligation		%
Discount rate	−0.25%	Increase by	35.9	3.56%
Discount rate	0.25%	Decrease by	31.0	(3.08)%

Schedule of Trade and other payables

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Trade payables	€4,395	€4,385	€1,886
Accruals for invoices to be received	4,046	5,444	1,239
Short-term employee benefits	6,844	2,362	1,418
	€15,285	€12,191	€4,543